CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,801	$ (5,340)	$ (52,334)
Other comprehensive income (loss):
Foreign currency translation adjustments	(95)	514	(3,022)
Change in unrealized gain (loss) on hedging instruments, net	1,419	396	(124)
Less - reclassification adjustments for net loss (gain) realized and included in income (loss) on hedging instruments, net	(1,146)	(407)	839
Total other comprehensive income (loss)	178	503	(2,307)
Comprehensive income (loss)	$ 6,979	$ (4,837)	$ (54,641)